Reconciliation of Unrecognized Tax Benefits (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Unrecognized tax benefit	$ 18,413	$ 5,451